AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 19, 2024

REGISTRATION NOS. 033-79858

811-08544

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]
PRE-EFFECTIVE AMENDMENT NO.	[ ]
POST-EFFECTIVE AMENDMENT NO. 111	[X]
AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]
AMENDMENT NO. 112	[X]

INVESTMENT MANAGERS SERIES TRUST III

(Exact Name of Registrant as Specified in Charter)

235 West Galena Street

Milwaukee, Wisconsin 53212

(Address of Principal Executive Offices, including Zip Code)

Registrant's Telephone Number, Including Area Code: (626) 385-5777

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, California 91740

(Name and Address of Agent for Service)

COPIES TO:

Laurie Anne Dee

Morgan, Lewis & Bockius LLP

600 Anton Boulevard, Suite 1800

Costa Mesa, California 92626

It is proposed that this filing will become effective (check appropriate box):

[   ] immediately upon filing pursuant to paragraph (b) of Rule 485; or

[X] on January 31, 2024 pursuant to paragraph (b) of Rule 485; or

[   ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485;

[   ] on _______________ pursuant to paragraph (a)(1) of Rule 485; or

[   ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485; or

[   ] on _______________ pursuant to paragraph (a)(2) of Rule 485; or

[   ] on _______________ pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment (“PEA”) to the Registration Statement on Form N-1A is being filed for the sole purpose of designating a new effective date for the previously filed PEA No. 108 to the Registrant’s Registration Statement filed under Rule 485(a) of the Securities Act of 1933 on November 7, 2023 for the purpose of creating a new series, FPA Global Equity Fund. PEA No. 108 was originally scheduled to become effective on January 21, 2024. This PEA incorporates by reference the information contained in Parts A, B and C of PEA No. 108 to the Registrant’s Registration Statement filed on November 7, 2023. The Registrant may file additional subsequent delaying amendments designating a new effective date.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 19th day of January, 2024.

INVESTMENT MANAGERS SERIES TRUST III

By:	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed on the 19th day of January, 2024, by the following persons in the capacities set forth below.

Signature		Title

/s/ Maureen Quill
Maureen Quill		Trustee, President and Principal Executive Officer

†
Sandra Brown		Trustee

†
Robert F. Goldrich		Trustee

†
John P. Zader		Trustee

†
Richard Atwood		Trustee

/s/ Rita Dam
Rita Dam		Treasurer, Principal Accounting Officer and Principal Financial Officer

† By	/s/ Rita Dam
Attorney-in-fact, pursuant to power of attorney filed with Post-Effective Amendment No. 107 filed on September 28, 2023.